Legal Proceedings	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Legal Proceedings
Legal Proceedings

Note 10—Legal Proceedings:

Timekeeping Contract with City of New York

Since 2000, the Company has performed under a systems development and implementation contract relating to an automated time and attendance and workforce management system (CityTime) for certain agencies of the City of New York (City). The Company has billed approximately $635 million under the contract, which was completed on June 30, 2011. The Company has recorded receivables of approximately $40 million as of July 31, 2011, reflecting the amount owed by the City to the Company under the terms of the contract.

The U.S. Attorney's Office for the Southern District of New York is conducting a criminal investigation relating to the CityTime program. In December 2010, the U.S. Attorney's Office filed a criminal complaint against six individuals who were employees of the quality assurance vendor that was under a direct contract with the New York City Office of Payroll Administration, or were principals of staffing firms that provided staff to the CityTime program as second-tier subcontractors to the Company, or were otherwise relatives of those individuals. On February 10, 2011, a federal grand jury indicted four of the individuals and added another individual defendant. On May 27, 2011, a criminal complaint was filed against a former Company employee who was the program manager on the CityTime contract. The complaint alleged that this former program manager conspired to defraud the City into extending the duration of and overpaying for the CityTime project in order to generate kickbacks for himself. It also alleged that he defrauded the Company by depriving it of his honest services, and charged him with money laundering to conceal proceeds of the fraudulent schemes.

On June 15, 2011, a federal grand jury in the Southern District of New York filed an indictment that superseded the February 2011 indictment naming the original defendants and charging the former Company program manager with violating various federal statutes relating to the alleged kickback scheme, including charges of conspiracy, wire fraud against the City of New York, honest services fraud against the Company and obstruction of justice. The indictment alleged that the former Company program manager received kickbacks totaling at least $9 million from the primary subcontractor, Technodyne LLC, and other second-tier subcontractors. Technodyne and its principals were also charged in the June 2011 indictment. Another former Company employee, a chief systems engineer, pleaded guilty in June 2011 to multiple criminal charges related to the same fraudulent scheme and admitted to taking at least $5 million in kickbacks from the primary subcontractor, Technodyne. The fraudulent scheme described in the June 2011 indictment alleges that individuals from the Company (the former program manager and the former chief systems engineer), Technodyne, the second-tier subcontractors and others collaborated to defraud the City by overbilling and inflating the price paid by the City under the contract, all to illegally enrich themselves. In addition, although the Company is not charged in the June 2011 indictment, the indictment also alleges that the Company paid to Technodyne hundreds of millions of dollars under the contract after receiving a whistleblower complaint raising suspicions of kickbacks from Technodyne to the former program manager. The Company is continuing to cooperate with the U.S. Attorney's investigation but cannot predict its outcome.

Statements have been issued from the City's Office of the Mayor and Office of the Comptroller indicating that the City's Department of Investigation would conduct a more extensive investigation regarding the CityTime contract, and that the City would withhold payment of amounts owing to the Company until the investigation was complete. In addition, these statements have also indicated that the City intends to pursue the recovery of costs associated with the CityTime program that the City's investigation reveals were improperly charged to the City. On June 29, 2011, the Company received a letter from New York City Mayor Michael Bloomberg, which requests that the Company reimburse the City for approximately $600 million paid by the City to the Company for CityTime and the cost of investigating and remediating the CityTime program. The Company has informed the Mayor that it intends to work with the City towards a mutually acceptable resolution of the matter at the appropriate time.

The Company believes that a loss related to the outcome of the CityTime investigations is probable. However, the Company is not able to reasonably estimate the amount of potential loss or a range of potential loss. Accordingly, as of July 31, 2011, the Company has not recorded an impairment loss related to the $40 million receivable from the City or recorded a liability relating to this matter. However, an adverse outcome of any of these investigations may result in non-payment of the accounts receivable owed by the City to the Company, reimbursement of other amounts previously received by the Company under the contract, additional damages and penalties, and criminal fines, restitution and other remedies, including suspension or debarment from government contracting, any of which could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

National Center for Critical Information Processing and Storage Contract

In June 2009, the U.S. Department of Justice (DOJ) filed a complaint against the Company and several other defendants in the U.S. District Court for the Southern District of Mississippi relating to the solicitation and award of a task order to provide information technology support services to the National Center for Critical Information Processing and Storage run by the Naval Oceanographic Command Major Shared Resource Center (MSRC) located at the Stennis Space Center in Mississippi. This matter originated with a lawsuit filed under seal by a former government employee pursuant to the qui tam provisions of the civil False Claims Act. The Company was awarded the task order at issue in April 2004. The DOJ's complaint alleges that prior to the release of the task order solicitation, the Company's employees and other eventual teammates met with government employees and obtained non-public information not provided to other potential bidders for this work, or received such information in advance of other bidders, giving the Company and its team an unfair advantage in competing for the task order. The complaint further alleges that the former MSRC director and deputy director took actions calculated to favor the Company in the bidding process. In its complaint, the government seeks approximately $116 million in damages, which represents the aggregate amount of all payments received by the Company under this task order, plus the trebling of such damages and penalties under the False Claims Act.

The Company and DOJ have negotiated a proposed settlement of this matter for approximately $25 million, subject to final approval within the DOJ. The Company has recorded a liability for approximately $25 million related to this matter as of July 31, 2011. The DOJ has informed the Company it expects to obtain final approval of the proposed settlement during September 2011. In light of the proposed settlement, the court has suspended further proceedings in this case. If DOJ were to withhold final approval of the proposed settlement, or the parties otherwise failed to conclude the proposed settlement, it is expected that the court would resume the proceedings and set a new date for trial, in which event the Company would vigorously defend itself on the merits. Although the Company expects this matter to be resolved in accordance with the proposed settlement, if the matter were to proceed to trial an adverse outcome could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Greek Government Contract

Background and Arbitration. In May 2003, the Company entered into a firm-fixed-price contract with the Hellenic Republic of Greece (the Customer) to provide a Command, Control, Communications, Coordination and Integration System (the System) to support the 2004 Athens Summer Olympic Games (the Olympics) and to serve as the security system for the Customer's public order departments following completion of the Olympics.

In November 2008, the Customer accepted the System in writing pursuant to the requirements of the modified contract. At the time, the Customer determined that the System substantially complied with the terms of the contract and accepted the System with certain alleged minor omissions and deviations. Upon System acceptance, the Company invoiced the Customer for approximately $20 million, representing the undisputed portion of the contract balance owed to the Company. The Customer has not paid this final invoice.

In June 2009, the Company initiated arbitration before the International Chamber of Commerce against the Customer seeking damages for breaches of contract by the Customer. The Company seeks (i) aggregate damages in excess of $101 million for payment of amounts owed and other claims and damages, (ii) recovery of advance payment and performance bond amounts totaling $27 million and (iii) costs and expenses associated with the arbitration. The Customer filed an answer to the complaint denying liability on various grounds and a supplementary answer asserting set-off claims against amounts sought by the Company. The final arbitration hearing is scheduled to commence in May 2012. Due to the complex nature of the legal and factual issues involved, the outcome of the arbitration is uncertain.

Financial Status and Contingencies. As a result of the significant uncertainties on this contract, the Company converted to the completed-contract method of accounting and ceased recognizing revenues for the System development portion of this contract in fiscal 2006. No profits or losses were recorded on the Greek contract during the six months ended July 31, 2011 and 2010. As of July 31, 2011, the Company has recorded $123 million of losses under the Greek contract, reflecting the Company's estimated total cost to complete the System, assuming the Greek contract value was limited to the cash received to date. Based on the complex nature of this contractual situation and the difficulties encountered to date, significant uncertainties exist and the Company is unable to reliably estimate the ultimate outcome. However, the Company believes that the loss recorded to date is sufficient to account for the ultimate outcome of this contractual situation. The Company may reverse a portion of the losses from the Greek contract if it receives future payments as required under the modified Greek contract.

The Company has $16 million of receivables relating to value added taxes (VAT) as of July 31, 2011 that the Company has paid and believes it is entitled to recover either as a refund from the taxing authorities or as a payment under the Greek contract. The Company has invoiced the Customer for $36 million for VAT and the Customer has failed to make payment. If the Customer fails to pay the outstanding VAT amounts or the Company is unable to recover the amount as a refund from the taxing authorities, the Company's total losses on the Greek contract could increase.

The Company has met certain advance payment and performance bonding requirements through the issuance of euro-denominated standby letters of credit. In fiscal 2011, the Customer drew, and the Company funded, $27 million on the Company's standby letters of credit relating to the delivery of the System. As of July 31, 2011, there were $6 million in standby letters of credit outstanding relating to the support and maintenance of the System. The Company is seeking recovery of the amounts drawn by the Customer on the standby letters of credit in the ongoing arbitration. The principal subcontractor has provided to the Company euro-denominated standby letters of credit in the amount of $26 million as of July 31, 2011, of which $21 million relates to the delivery of the System. The Company may draw on the subcontractor's standby letters of credit under certain circumstances by providing a statement to the responsible bank that the subcontractor has not fulfilled its obligations under the subcontract.

Additionally, Siemens AG (Siemens), the parent corporation of the Company's principal subcontractor, has been subject to a number of investigations focusing on alleged improper payments to government officials and political parties in a number of countries, including Greece. The Company has taken a number of actions to determine that it had no involvement in any improper payments that may have been made by Siemens in connection with the Greek contract. If the Greek government's investigation ultimately finds evidence of Siemens wrongdoing, the legal compliance and political issues that this would raise could impact the Company's subcontractor's ability to perform the subcontract and the Company's ability to perform the Greek contract. This could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Nuclear Regulatory Commission

The U.S. Department of Justice filed a lawsuit against the Company in September 2004 in the U.S. District Court for the District of Columbia alleging civil False Claims Act violations and breach of contract by the Company on two contracts that the Company had with the Nuclear Regulatory Commission (NRC). The complaint alleges that the Company's performance of several subcontracts on separate U.S. Department of Energy (DOE) programs, the participation of a Company employee in an industry trade association, and certain other alleged relationships created organizational conflicts of interest under the two NRC contracts. The Company disputes that the work performed on the DOE programs and the alleged relationships raised by the government created organizational conflicts of interest. In July 2008, the jury found in favor of the government on the breach of contract and two False Claims Act counts. The jury awarded a nominal amount of $78 in damages for breach of contract and $2 million in damages for the False Claims Act claims. The judge entered the judgment in October 2008, trebling the False Claims Act damages and awarding a total of $585,000 in civil penalties. The Company appealed to the U.S. Court of Appeals for the District of Columbia Circuit. In December 2010, the Court of Appeals affirmed the District Court's judgment as to both liability and damages of $78 on the breach of contract count and rescinded the judgment on the False Claims Act counts, including the aggregate damages and penalties. The Court of Appeals sent the False Claims Act counts back to the District Court for further proceedings. The Company has recorded a liability for an immaterial amount related to this matter as of July 31, 2011, based on its assessment of the likely outcome of this matter.

Other

The Company is also involved in various claims and lawsuits arising in the normal conduct of its business, none of which, in the opinion of the Company's management, based upon current information, will likely have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.

Note 19—Legal Proceedings:

National Center for Critical Information Processing and Storage Contract

In June 2009, the U.S. Department of Justice (DOJ) filed a complaint against the Company and several other defendants in the U.S. District Court for the Southern District of Mississippi relating to the solicitation and award of a task order to provide information technology support services to the National Center for Critical Information Processing and Storage run by the Naval Oceanographic Command Major Shared Resource Center (MSRC) located at the Stennis Space Center in Mississippi. This matter originated with a lawsuit filed under seal by a former government employee pursuant to the qui tam provisions of the civil False Claims Act. The Company was awarded the task order at issue in April 2004. The DOJ's complaint alleges that prior to the release of the task order solicitation, the Company's employees and other eventual teammates met with government employees and obtained non-public information not provided to other potential bidders for this work, or received such information in advance of other bidders, giving the Company and its team an unfair advantage in competing for the task order. The complaint further alleges that the former MSRC director and deputy director took actions calculated to favor the Company in the bidding process. In its complaint, the government seeks approximately $116 million in damages, which represents the aggregate amount of all payments received by the Company under this task order, plus the trebling of such damages and penalties under the False Claims Act.

The Company and DOJ have negotiated a proposed settlement of this matter for approximately $25 million, subject to final approval within the DOJ. The Company has recorded a liability for approximately $25 million related to this matter as of July 31, 2011. The DOJ has informed the Company it expects to obtain final approval of the proposed settlement during September 2011. In light of the proposed settlement, the court has suspended further proceedings in this case. If DOJ were to withhold final approval of the proposed settlement, or the parties otherwise failed to conclude the proposed settlement, it is expected that the court would resume the proceedings and set a new date for trial, in which event the Company would vigorously defend itself on the merits. Although the Company expects this matter to be resolved in accordance with the proposed settlement, if the matter were to proceed to trial an adverse outcome could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Greek Government Contract

Background and Arbitration. In May 2003, the Company entered into a firm-fixed-price contract with the Hellenic Republic of Greece (the Customer) to provide a Command, Control, Communications, Coordination and Integration System (the System) to support the 2004 Athens Summer Olympic Games (the Olympics) and to serve as the security system for the Customer's public order departments following completion of the Olympics.

In November 2008, the Customer accepted the System in writing pursuant to the requirements of the modified contract. At the time, the Customer determined that the System substantially complied with the terms of the contract and accepted the System with certain alleged minor omissions and deviations. Upon System acceptance, the Company invoiced the Customer for approximately $19 million, representing the undisputed portion of the contract balance owed to the Company. The Customer has not paid this final invoice.

In June 2009, the Company initiated arbitration before the International Chamber of Commerce against the Customer seeking damages for breaches of contract by the Customer. The Company seeks (i) aggregate damages in excess of $96 million for payment of amounts owed and other claims and damages, (ii) recovery of advance payment and performance bond amounts totaling $26 million and (iii) costs and expenses associated with the arbitration. The Customer filed an answer to the complaint denying liability on various grounds and a supplementary answer asserting set-off claims against amounts sought by the Company. The final arbitration hearing is scheduled to commence in May 2012. Due to the complex nature of the legal and factual issues involved, the outcome of the arbitration is uncertain.

Financial Status and Contingencies. As a result of the significant uncertainties on this contract, the Company converted to the completed-contract method of accounting and ceased recognizing revenues for the System development portion of this contract in fiscal 2006. No profits or losses were recorded on the Greek contract during the years ended January 31, 2011, 2010 and 2009. As of January 31, 2011, the Company has recorded $123 million of losses under the Greek contract, reflecting the Company's estimated total cost to complete the System, assuming the Greek contract value was limited to the cash received to date. Based on the complex nature of this contractual situation and the difficulties encountered to date, significant uncertainties exist and the Company is unable to reliably estimate the ultimate outcome. However, the Company believes that the loss recorded is sufficient to account for the ultimate outcome of this contractual situation. The Company may reverse a portion of the losses from the Greek contract if it receives future payments as required under the modified Greek contract.

The Company has $16 million of receivables relating to value added taxes (VAT) as of January 31, 2011 that the Company has paid and believes it is entitled to recover either as a refund from the taxing authorities or as a payment under the Greek contract. The Company has invoiced the Customer for $34 million for VAT and the Customer has failed to make payment. If the Customer fails to pay the outstanding VAT amounts or the Company is unable to recover the amount as a refund from the taxing authorities, the Company's total losses on the Greek contract could increase.

The Company has met certain advance payment and performance bonding requirements through the issuance of euro-denominated standby letters of credit. In fiscal 2011, the Customer drew, and the Company funded, $26 million on the Company's standby letters of credit relating to the delivery of the System. As of January 31, 2011, there were $7 million in standby letters of credit outstanding relating to the support and maintenance of the System. The Company is seeking recovery of the amounts drawn by the Customer on the standby letters of credit in the ongoing arbitration. The principal subcontractor has provided to the Company euro-denominated standby letters of credit in the amount of $26 million as of January 31, 2011, of which $20 million relates to the delivery of the System. The Company may draw on the subcontractor's standby letters of credit under certain circumstances by providing a statement to the responsible bank that the subcontractor has not fulfilled its obligations under the subcontract.

Additionally, Siemens AG (Siemens), the parent corporation of the Company's principal subcontractor, has been subject to a number of investigations focusing on alleged improper payments to government officials and political parties in a number of countries, including Greece. The Company has taken a number of actions to determine that it had no involvement in any improper payments that may have been made by Siemens in connection with the Greek contract. If the Greek government's investigation ultimately finds evidence of Siemens wrongdoing, the legal compliance and political issues that this would raise could impact the Company's subcontractor's ability to perform the subcontract and the Company's ability to perform the Greek contract. This could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Nuclear Regulatory Commission

The U.S. Department of Justice filed a lawsuit against the Company in September 2004 in the U.S. District Court for the District of Columbia alleging civil False Claims Act violations and breach of contract by the Company on two contracts that the Company had with the Nuclear Regulatory Commission (NRC). The complaint alleges that the Company's performance of several subcontracts on separate U.S. Department of Energy (DOE) programs, the participation of a Company employee in an industry trade association, and certain other alleged relationships created organizational conflicts of interest under the two NRC contracts. The Company disputes that the work performed on the DOE programs and the alleged relationships raised by the government created organizational conflicts of interest. In July 2008, the jury found in favor of the government on the breach of contract and two False Claims Act counts. The jury awarded a nominal amount of $78 in damages for breach of contract and $2 million in damages for the False Claims Act claims. The judge entered the judgment in October 2008, trebling the False Claims Act damages and awarding a total of $585,000 in civil penalties. The Company appealed to the U.S. Court of Appeals for the District of Columbia Circuit. In December 2010, the Court of Appeals affirmed the District Court's judgment as to both liability and damages of $78 on the breach of contract count and rescinded the judgment on the False Claims Act counts, including the aggregate damages and penalties. The Court of Appeals sent the False Claims Act counts back to the District Court for further proceedings. The Company has recorded a liability for an immaterial amount related to this matter as of January 31, 2011, based on its assessment of the likely outcome of this matter.

Timekeeping Contract with City of New York

Since 2000, the Company has performed under a systems development and implementation contract relating to an automated time and attendance and workforce management system (CityTime) for certain agencies of the City of New York (City). The Company has billed approximately $635 million under the contract, which was completed on June 30, 2011. The Company has recorded receivables of approximately $40 million as of July 31, 2011, reflecting the amount owed by the City to the Company under the terms of the contract.

The U.S. Attorney's Office for the Southern District of New York is conducting a criminal investigation relating to the CityTime program. In December 2010, the U.S. Attorney's Office filed a criminal complaint against six individuals who were employees of the quality assurance vendor that was under a direct contract with the New York City Office of Payroll Administration, or were principals of staffing firms that provided staff to the CityTime program as second-tier subcontractors to the Company, or were otherwise relatives of those individuals. On February 10, 2011, a federal grand jury indicted four of the individuals and added another individual defendant. On May 27, 2011, a criminal complaint was filed against a former Company employee who was the program manager on the CityTime contract. The complaint alleged that this former program manager conspired to defraud the City into extending the duration of and overpaying for the CityTime project in order to generate kickbacks for himself. It also alleged that he defrauded the Company by depriving it of his honest services, and charged him with money laundering to conceal proceeds of the fraudulent schemes.

On June 15, 2011, a federal grand jury in the Southern District of New York filed an indictment that superseded the February 2011 indictment naming the original defendants and charging the former Company program manager with violating various federal statutes relating to the alleged kickback scheme, including charges of conspiracy, wire fraud against the City of New York, honest services fraud against the Company and obstruction of justice. The indictment alleged that the former Company program manager received kickbacks totaling at least $9 million from the primary subcontractor, Technodyne LLC, and other second-tier subcontractors. Technodyne and its principals were also charged in the June 2011 indictment. Another former Company employee, a chief systems engineer, pleaded guilty in June 2011 to multiple criminal charges related to the same fraudulent scheme and admitted to taking at least $5 million in kickbacks from the primary subcontractor, Technodyne. The fraudulent scheme described in the June 2011 indictment alleges that individuals from the Company (the former program manager and the former chief systems engineer), Technodyne, the second-tier subcontractors and others collaborated to defraud the City by overbilling and inflating the price paid by the City under the contract, all to illegally enrich themselves. In addition, although the Company is not charged in the June 2011 indictment, the indictment also alleges that the Company paid to Technodyne hundreds of millions of dollars under the contract after receiving a whistleblower complaint raising suspicions of kickbacks from Technodyne to the former program manager. The Company is continuing to cooperate with the U.S. Attorney's investigation but cannot predict its outcome.

Statements have been issued from the City's Office of the Mayor and Office of the Comptroller indicating that the City's Department of Investigation would conduct a more extensive investigation regarding the CityTime contract, and that the City would withhold payment of amounts owing to the Company until the investigation was complete. In addition, these statements have also indicated that the City intends to pursue the recovery of costs associated with the CityTime program that the City's investigation reveals were improperly charged to the City. On June 29, 2011, the Company received a letter from New York City Mayor Michael Bloomberg, which requests that the Company reimburse the City for approximately $600 million paid by the City to the Company for CityTime and the cost of investigating and remediating the CityTime program. The Company has informed the Mayor that it intends to work with the City towards a mutually acceptable resolution of the matter at the appropriate time.

Subsequent to January 31, 2011, based on events occurring after that date, the Company determined that a loss related to the outcome of the CityTime investigations is probable. However, the Company is not able to reasonably estimate the amount of potential loss or a range of potential loss. Accordingly, as of July 31, 2011, the Company has not recorded an impairment loss related to the $40 million receivable from the City or recorded a liability relating to this matter. However, an adverse outcome of any of these investigations may result in non-payment of the accounts receivable owed by the City to the Company, reimbursement of other amounts previously received by the Company under the contract, additional damages and penalties, and criminal fines, restitution and other remedies, including suspension or debarment from government contracting, any of which could have a material adverse effect on the Company's consolidated financial position, results of operations and cash flows.

Other

The Company is also involved in various claims and lawsuits arising in the normal conduct of its business, none of which, in the opinion of the Company's management, based upon current information, will likely have a material adverse effect on the Company's consolidated financial position, results of operations or cash flows.